Common and Preferred Stock - Additional Information (Q1) (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 29, 2025	Aug. 03, 2023	Jun. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized				55,000,000		55,000,000	55,000,000
Common stock, shares issued	250,000			2,140,000		1,890,000	1,850,000
Common stock, shares outstanding				2,129,000		1,879,249	1,839,000
Preferred stock, fixed interest rate (percentage)			10.875%
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding				560,000		559,263	559,263
Preferred stock, shares issued			559,263	560,000		559,263	559,263
Preferred stock, shares authorized				560,000		559,000	559,000
Dividends paid, preferred stock				$ 0	$ 0	$ 0	$ 0
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding				2,252,000		2,252,272	2,252,272
Preferred stock, shares issued			2,252,272	2,252,000		2,252,272	2,252,272
Preferred stock, shares authorized				2,811,535		2,811,535	2,812,000
Dividends paid, preferred stock						$ 0	$ 0
Preferred stock, fixed interest rate (percentage)						12.50%
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized				55,000,000		55,000,000
Common stock, shares issued				2,140,119		1,890,129
Common stock, shares outstanding				2,129,239
Dividends paid, common stock				$ 0	$ 0	$ 0	$ 0
Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding						2,811,535
Preferred stock, shares issued						2,811,535
Preferred stock, shares authorized				5,000,000		5,000,000
Series B Cumulative Redeemable Preferred Shares
Class of Stock [Line Items]
Common stock, shares issued	249,990
Preferred stock, fixed interest rate (percentage)	12.50%	12.50%